Other current and non-current non-financial assets - Reimbursements for Exploration and Evaluation (Details) - Metallic/Non-Metallic - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Reimbursements exploration and evaluation	$ 36,327	$ 18,154
Chile
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Reimbursements exploration and evaluation	$ 36,327	$ 18,154